Debt - Summary of outstanding short-term and long-term debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Debt	$ 10,367
Less current maturities of long-term debt	196
Short-term debt, including current maturities of long-term debt	8,949	$ 19,209
Total short-term and long-term debt	19,316	$ 19,209	$ 31,162
HSBC Mexico, S.A [Member]
Debt Instrument [Line Items]
Long-term Debt	5,026
Bank Sabadell I [Member]
Debt Instrument [Line Items]
Long-term Debt	3,833
Bank Sabadell II [Member]
Debt Instrument [Line Items]
Long-term Debt	1,005
Book value [Member]
Debt Instrument [Line Items]
Long-term Debt	10,563
Long-term debt, excluding current maturities	10,367
Total short-term and long-term debt	19,316
Book value [Member] | Banco de Crédito e Inversiones [Member]
Debt Instrument [Line Items]
Long-term Debt	699
Fair value [Member]
Debt Instrument [Line Items]
Long-term Debt	10,558
Long-term debt, excluding current maturities	10,362
Total short-term and long-term debt	19,311
Fair value [Member] | Banco de Crédito e Inversiones [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 694